CAPITAL STOCK AND STOCK COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands						3 Months Ended									12 Months Ended
		Dec. 17, 2015	Oct. 12, 2015 $ / shares shares	Aug. 07, 2015 USD ($)	Mar. 03, 2015 USD ($) shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) item $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 23, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage threshold set by board of directors for the entity for U.S. citizen ownerhip of outstanding stock															77.00%
Class of warrant or right, exercise price of warrants or rights | $ / shares						$ 3.00
Minimum demand for one selling security holder | $															$ 25,000
Minimum demand for more than one selling security holder | $							$ 75,000								75,000
Professional fees | $															2,782	$ 15,258	$ 14,950
Reorganization items, total | $						$ (17,910)	$ 1,708	$ 1,420	$ 1,437	$ 3,487	$ 6,338	$ 49,756	$ 86,123	$ 29,256	8,052	171,473	327,170
Payments for restructuring | $						526				6,096					18,068	443,296	65,949
2004 Stock Incentive Plan | $																1,796
Compensation relating to restricted stock/stock unit and stock option grants | $						$ 971				$ 357					$ 4,412	$ 1,009	$ (131)
The additional shares of common stock, per share exercised															10.00%
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term															9 years 2 months 19 days
Share-based compensation, shares authorized under stock option plans, exercise price range, outstanding options, weighted average exercise price | $ / shares							$ 2.96				$ 3.65				$ 2.96	$ 3.65	$ 39.48
Stock options, compensation expense (income) | $															$ 621	$ 338	$ (192)
Share based compensation expense, unrecognized | $							$ 6,910								$ 6,910
Share based compensation expense, unrecognized, period															2 years 1 month 21 days
Dividends payable, date declared															Feb. 29, 2016
Dividends payable, amount per share | $ / shares							$ 0.08								$ 0.08
Post Adjustment Range $2.85 and $3.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range, price | $ / shares															2.85
Upper range, price | $ / shares															$ 3.20
Messrs. Greene and Semaca Quarterly Fee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Professional fees | $															$ 37
Performance Based Restricted Units [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			630,766
Granted, per share | $ / shares			$ 2.66
Threshold goal for compensation expense achievement percentage			130.00%
Restricted Stock, Restricted Stock Units and Performance Awards [Member].
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense reduction net of estimated forfeiture | $																$ 279	3,935
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized						1,000,000,000	1,000,000,000				1,000,000,000				1,000,000,000	1,000,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 0.01								$ 0.01
Granted															2,473,302	521,346
Forfeited															(26,051)
Granted, options															959,232	453,586
Diviend modification	[1]														198,411
Common Class A [Member] | Stock Compensation Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, options															959,232	453,586
Grants, options, per share | $ / shares															$ 3.25	$ 3.65
Common Class A [Member] | Restricted Stock [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted															306,129	324,997
Granted, per share | $ / shares															$ 3.38	$ 3.00
Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized						7,926,805	7,926,805				7,926,805				7,926,805	7,926,805
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 0.01								$ 0.01
Common Class A and Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share ratio, issued as dividend		0.10%
Class of warrant or right, date from which warrants or rights exercisable															Aug. 05, 2039
Management Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, method used															Black‑Scholes option pricing model
Management Incentive Compensation Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate															1.80%	1.80%
Fair value assumptions, expected volatility factor | item															0.37	0.37
Management Incentive Compensation Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate															2.20%	2.20%
Fair value assumptions, expected volatility factor | item															0.42	0.42
Management Incentive Compensation Plan [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, expected dividend rate															0.00%	0.00%
Fair value assumptions, expected life															6 years	6 years
Management Incentive Compensation Plan [Member] | Performance Based Restricted Units [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						231,280
Granted, per share | $ / shares						$ 1.97
Management Incentive Compensation Plan [Member] | Performance Based Restricted Units [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						719,119
Management Incentive Compensation Plan [Member] | Stock Compensation Plan [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						1,914,413
Granted, per share | $ / shares						$ 0.58
Management Incentive Compensation Plan [Member] | Time Based Restricted Stock [Member] | Three Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period															3 years
Management Incentive Compensation Plan [Member] | Time Based Restricted Stock [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						719,119
Granted, per share | $ / shares						$ 1.97
Management Incentive Compensation Plan [Member] | Stock Options and Time Based Restricted Stock and Performance Based Awards [Member] | Three Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period															3 years
Management Incentive Compensation Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized, share plans																		37,000,000
Management Incentive Compensation Plan [Member] | Common Class A [Member] | Time Based Restricted Stock [Member] | Certain Employees and Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted															1,536,407	196,349
Granted, per share | $ / shares															$ 3.41	$ 3.65
Non-Employee Director Incentive Compensation Plan [Member] | Mr. John J. Ray, III [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted															58,333
Vested or expected to vest, shares					32,282
Forfeited					(26,051)
Restricted stock or unit expense | $					$ 8
Non-Employee Director Incentive Compensation Plan [Member] | Mr. Alex Greene and Mr. Nick Semaca [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted															124,976
Non-Employee Director Incentive Compensation Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized, share plans																		3,000,000
Non-Employee Director Incentive Compensation Plan [Member] | Common Class A [Member] | Mr. Alex Greene and Mr. Nick Semaca [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock or unit expense | $				$ 189
Incentive Plans [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant							31,490,819								31,490,819
Incentive Plans and 2004 Plan [Member] | Restricted Stock, Restricted Stock Units and Performance Awards [Member].
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation relating to restricted stock/stock unit and stock option grants | $															$ 3,791	$ 2,467	$ 61

[1]	Represents additional shares resulting from the stock dividend adjustment described above.